Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before income tax	$ (95)	$ (466)	$ (1,734)
Adjustments for:
Amortization of intangible assets	25	17	21
Depreciation of property, plant and equipment	122	128	129
Impairment of intangible assets and goodwill	0	0	3
Impairment of property, plant and equipment	0		3
Equity-settled share-based payments	279	304	412
Finance costs	106	99	166
Net change in fair value of financial assets and liabilities		39	294
Net impairment loss on financial assets	95	72	58
Finance income	(187)	(198)	(107)
Gain on disposal of property, plant and equipment	(10)	(11)	(3)
Gain on disposal of subsidiary	0	0	(2)
Share of loss of equity-accounted investees (net of tax)	8	7	8
Change in provisions	4	1	3
Cash flows from (used in) operations before changes in working capital	347	(8)	(749)
Changes in:
- Inventories	(9)	(1)	6
- Deposits pledged	(18)	(22)	0
- Trade and other receivables	(97)	(11)	(50)
- Loan receivables in the financial services segment	(276)	(184)	(110)
- Trade payables and other liabilities	120	(7)	128
- Deposits from customers in the banking business	843	364	3
Cash from/ (used in) operations	910	131	(772)
Income tax paid	(58)	(45)	(26)
Net cash from/ (used in) operating activities	852	86	(798)
Cash flows from investing activities
Acquisition of property, plant and equipment	(77)	(71)	(58)
Purchase of intangible assets	(36)	(21)	(16)
Proceeds from disposal of property, plant and equipment	26	28	12
Acquisition of additional interests in associates and joint venture	(43)	0	(109)
Proceeds from disposal of associate	0	0	3
Acquisition of subsidiaries with non-controlling interests, net of cash acquired	(23)	0	(168)
Receipt/ (Disbursal) of co-investing arrangement loan receivable	93	0	(98)
(Acquisitions of)/ Net proceeds from sale of other investments	(362)	1,752	(683)
Interest received	191	183	55
Net cash (used in)/ from investing activities	(231)	1,871	(1,062)
Cash flows from financing activities
Proceeds from share-based payment arrangements	25	16	8
Payment of listing expenses	0	0	(39)
Repurchase and retirement of ordinary shares	(226)	0	0
Proceeds from bank loans	120	116	109
Repayment of bank loans	(635)	(765)	(1,019)
Payment of lease liabilities	(46)	(39)	(35)
Acquisition of non-controlling interests without change in control	(60)	(27)	(15)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	36	10	32
Deposits released/ (pledged)	49	(1)	(3)
Interest paid	(34)	(80)	(160)
Net cash used in financing activities	(771)	(770)	(1,122)
Net (decrease)/ increase in cash and cash equivalents	(150)	1,187	(2,982)
Cash and cash equivalents at January 1	3,138	1,952	4,991
Effect of exchange rate fluctuations on cash held	(24)	(1)	(57)
Cash and cash equivalents at December 31	$ 2,964	$ 3,138	$ 1,952